Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Material Related Parties

The table below sets forth the material related parties and their relationships with the Group:

No.	Name of Related Parties	Relationship
1	Shenzhen Yunhua Holdings Co., Ltd	An associate entity under common ultimate control
2	Zhejiang Yunmao Technology Co., Ltd	An associate entity under common ultimate control
3	Hong Kong Xinyun Logistics Trading Ltd	An associate entity under common ultimate control
4	Yun Yuan (HK) Trading Co., Ltd	An associate entity under common ultimate control
5	PT Tunas Sukses Nusantara	Significant influence exercised by the management of the Group
6	Hong Kong Xinyun Trading Ltd	An associate entity under common ultimate control
7	Xingyun International Company Limited	Ultimate controlling shareholder of the Group

Schedule of Related Parties

Amounts due from/to related parties consisted of the following for the periods indicated:

	As of December 31,
	2024	2025
Amount due from related parties, current
Hong Kong Xinyun Logistics Trading Ltd	$59,895	$949,733
Shenzhen Yunhua Holdings Co., Ltd	257,709	289,423
Yun Yuan (HK) Trading Co., Ltd	46,620	2,167
Others	172,199	248,407
Total	$536,423	$1,489,730

Amount due to related parties, current
Yun Yuan (HK) Trading Co., Ltd(2)	$2,656,573	$2,351,386
Shenzhen Yunhua Holdings Co., Ltd(3)	4,310,779	815,731
Hong Kong Xinyun Logistics Trading Ltd	77,985	296,614
Xingyun International Company Limited(2)	2,115,051	—
Others	659,676	600,542
Total	$9,820,064	$4,064,273

Amount due to related parties, non-current
Yun Yuan (HK) Trading Co., Ltd(1)(2)	$13,899,703	$13,131,510
Hong Kong Xinyun Trading Ltd(1)	7,180,963	10,941,946
Hong Kong Xinyun Logistics Trading Ltd(1)	9,787,981	10,212,011
Xingyun International Company Limited(2)	—	3,971,193
Shenzhen Yunhua Holdings Co., Ltd(3)	—	3,748,438
Zhejiang Yunmao Technology Co., Ltd(1)	1,778,565	1,788,032
Total	$32,647,212	$43,793,130

Material related-party transactions

	For the years ended December 31,
	2023	2024	2025
Purchase of goods
Shenzhen Yunhua Holdings Co., Ltd	$1,482,890	$5,207,781	$1,160,211
Yun Yuan (HK) Trading Co., Ltd	2,868,670	852,981	245,286
Total	$4,351,560	$6,060,762	$1,405,497

Sales of goods
Hong Kong Xinyun Logistics Trading Ltd	$1,911,106	$48,021	$891,282
Yun Yuan (HK) Trading Co., Ltd	—	230,498	—
Total	$1,911,106	$278,519	$891,282

Operation and support services(4)
Yun Yuan (HK) Trading Co., Ltd	$1,370,343	$1,623,421	$1,287,657

Loans received from related parties
Hong Kong Xinyun Trading Ltd	$—	$7,143,579	$5,319,036
Hong Kong Xinyun Logistics Trading Ltd	—	5,175,062	568,339
Yun Yuan (HK) Trading Co., Ltd	1,351,911	—	—
Total	$1,351,911	$12,318,641	$5,887,375

Repayment of principal and interest of loan from related parties
Hong Kong Xinyun Trading Ltd	$—	$—	$2,144,190
Yun Yuan (HK) Trading Co., Ltd	851,187	1,102,780	3,404,937
Hong Kong Xinyun Logistics Trading Ltd	—	1,070,592	570,161
Total	$851,187	$2,173,372	$6,119,288

Capital injection from a related party
Yun Yuan (HK) Trading Co., Ltd(5)	$2,369,099	$—	$—
Total	$2,369,099	$—	$—

(1)      As of December 31, 2024, borrowings from Yun Yuan (HK) Trading Co., Ltd, Hong Kong Xinyun Logistics Trading Ltd, Ltd, Hong Kong Xinyun Trading Ltd and Zhejiang Yunmao Technology Co., Ltd were US$13,899,703, US$9,787,981, US$7,180,963 and US$1,778,566 subject to an annual interest rate of 4.2%. On December 31, 2025, the Group renewed matured loans from related parties, extending the repayment dates to December 31, 2030, with an annual interest rate of 4.2%, consisting of US$6,258,301 from Hong Kong Xinyun Logistics Trading Ltd, US$5,499,585 from Hong Kong Xinyun Trading Ltd and $2,875,666 from Yun Yuan (HK) Trading Co., Ltd. As of December 31, 2025, borrowings from Yun Yuan (HK) Trading Co., Ltd, Hong Kong Xinyun Trading Ltd, Hong Kong Xinyun Logistics Trading Ltd and Zhejiang Yunmao Technology Co., Ltd were US$11,304,792, US$10,941,946, US$10,212,011 and US$1,788,032 subject to an annual interest rate of 4.2%.

(2)      On December 31, 2025, the Group entered into another loan agreement with related parties, pursuant to which, amounts of US$5,797,911 was converted into long-term borrowings granted by related parties to the Group, with an annual interest rate of 3.0%. As of December 31, 2025, borrowings from Xingyun International Company Limited and Yun Yuan (HK) Trading Co., Ltd were US$3,971,193 and US$1,826,718 subject to an annual interest rate of 3.0%.

(3)      On December 31, 2025, the Group entered into an extension agreement with Shenzhen Yunhua Holdings Co., Ltd to extend the maturity of an outstanding trade payable totaling US$3,748,438. Pursuant to the agreement, the payable to Shenzhen Yunhua Holdings Co., Ltd was extended interest-free for three years to December 31, 2028.

The Group performed a quantitative analysis to evaluate the extension of payables to Shenzhen Yunhua Holdings Co., Ltd and concluded that the terms of the new debt were not substantially different from the original terms under ASC Topic 470-50 — Debt Modifications and Exchanges. Accordingly, the extension is accounted for a debt modification and no gain or loss was recognized.

(4)      Operation and support services mainly account for the payroll cost, office and utilities costs, and other operation and support costs in the financial shared services center and the business center provided by the related party. The payroll costs allocation incurred amounted to US$425,123, US$421,838 and US$413,262 for the years ended December 31, 2023 and 2024 and 2025, respectively.

(5)      Capital injection from related parties represents the actual cash inflow of capital injection, and does not include the capital investment that has been subscribed but not yet received from related parties. The amount of capital injection which has been paid by related parties were US$2,369,099, nil and nil for the years ended December 31, 2023, 2024 and 2025, respectively.